Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, net

NOTE 5 – Property and Equipment, net

Property and equipment consisted of the following (in thousands):

	June 30, 2024	December 31, 2023
Computer and office equipment	$189	$179
Furniture and fixtures	13	12
Leasehold improvements	5	6
Software	1	1
Total	208	198
Less: accumulated depreciation and amortization	(113)	(83)
Total Property and Equipment, Net	$95	$115

Depreciation and amortization expense were approximately $22 thousand, $44 thousand, $24 thousand, $28 thousand, and $19 thousand, for the three months ended June 30, 2024 (Successor), for the six months ended June 30, 2024 (Successor), for the three months ended June 30, 2023 (Successor), for the period from March 15, 2023 to June 30, 2023 (Successor), and the period from January 1, 2023 to March 14, 2023 (Predecessor), respectively.

NOTE 5 – Property and Equipment, net

Property and equipment consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2023	December 31, 2022
Computer and office equipment	$179	$992
Furniture and fixtures	12	185
Leasehold improvements	6	28
Software	1	8
Total	198	1,213
Less: accumulated depreciation and amortization	(83)	(1,011)
Total Property and Equipment, Net	$115	$202

Depreciation and amortization expense were approximately $75 thousand, $19 thousand, and $119 thousand for the period from March 15, 2023, to December 31, 2023 (Successor), for the period from January 1, 2023, to March 14, 2023 (Predecessor), and for the year ended December 31, 2022 (Predecessor), respectively.